Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Schedule of VIE
ASSETS AND LIABILITIES OF CONSOLIDATED VIEs

		Consolidated Securitization Entities
						Trade
(In millions)	Trinity(a)	Credit cards	(b)	Equipment	(b)	receivables		Other	Total

December 31, 2014
Assets(c)
Financing receivables, net	$-	$25,645		$526		$-		$504	$26,675
Current receivables	-	-		-		3,028	(d)	509	3,537
Investment securities	2,369	-		-		-		1,005	3,374
Other assets	17	1,059		16		2		2,329	3,423
Total	$2,386	$26,704		$542		$3,030		$4,347	$37,009

Liabilities(c)
Borrowings	$-	$-		$-		$-		$517	$517
Non-recourse borrowings	-	14,967		436		2,692		-	18,095
Other liabilities	1,022	332		123		26		1,367	2,870
Total	$1,022	$15,299		$559		$2,718		$1,884	$21,482

December 31, 2013
Assets(c)
Financing receivables, net	$-	$24,766		$752		$-		$581	$26,099
Current receivables	-	-		-		2,509		349	2,858
Investment securities	2,786	-		-		-		1,044	3,830
Other assets	213	20		31		-		1,944	2,208
Total	$2,999	$24,786		$783		$2,509		$3,918	$34,995

Liabilities(c)
Borrowings	$-	$-		$-		$-		$592	$592
Non-recourse borrowings	-	15,363		628		2,180		-	18,171
Other liabilities	1,482	228		82		25		1,130	2,947
Total	$1,482	$15,591		$710		$2,205		$1,722	$21,710

  Excluded intercompany advances from GECC to Trinity, which were eliminated in consolidation of $1,565 million and $1,837 million at December 31, 2014 and 2013, respectively.
  We provide servicing to the CSEs and are contractually permitted to commingle cash collected from customers on financing receivables sold to CSE investors with our own cash prior to payment to a CSE, provided our short-term credit rating does not fall below A-1/P-1. These CSEs also owe us amounts for purchased financial assets and scheduled interest and principal payments. At December 31, 2014 and 2013, the amounts of commingled cash owed to the CSEs were $235 million and $4,071 million, respectively, and the amounts owed to us by CSEs were $389 million and $3,341 million, respectively.
  Asset amounts exclude intercompany receivables for cash collected on behalf of the entities by GECC as servicer, which are eliminated in consolidation. Such receivables provide the cash to repay the entities’ liabilities. If these intercompany receivables were included in the table above, assets would be higher. In addition, other assets, borrowings and other liabilities exclude intercompany balances that are eliminated in consolidation.
  Included $686 million of receivables originated by Appliances. We require third party debt holder consent to sell these assets. The receivables will be included in assets of businesses held for sale when the consent is received.

Unconsolidated VIE
INVESTMENTS IN UNCONSOLIDATED VIEs

December 31 (In millions)	2014	2013

Other assets and investment securities	$806	$809
Financing receivables – net	120	156
Total investments	926	965
Contractual obligations to fund investments or guarantees	17	124
Revolving lines of credit	20	7
Total	$963	$1,096